Income Tax (Major Components of Income Tax Expense) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense [abstract]
Current income tax	¥ 460,720	¥ 1,471,671	¥ 1,714,955
Deferred taxation	(31,757)	232	(16,216)
Income tax expense	¥ 428,963	¥ 1,471,903	¥ 1,698,739